INCOME TAXES (Schedule of deferred tax assets and liabilities) (Details) - USD ($)	Jul. 31, 2018	Jul. 31, 2017
Deferred Tax Assets
Rental income received in advance	$ 174,975	$ 240,974
Federal Net operating loss carryforward	851,175	1,851,535
State Net operating loss carryforward	665,934
Litigation deposit due from contractor	103,862	94,932
Other	298,054	373,559
Total	2,094,000	2,561,000
Deferred Tax Liabilities
State Net operating loss carryforward		660,840
Unbilled receivables	462,686	7,347,278
Property and equipment	5,916,568
Unrealized gain on marketable securities	220,746	189,882
Total	6,600,000	8,198,000
Net deferred tax liability	$ 4,506,000	$ 5,637,000